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North American Security Life Insurance Company
116 Huntington Avenue
Boston, MA  02116
(617) 266-6008



May 5, 1997

VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street N.W.
Washington, D.C. 20549


         Re:      NASL Variable Life Account
                  --------------------------
                  (File No. 33-92466)
                  -------------------

Dear Sirs:

        Pursuant to Rule 497(j), please be advised that the form of prospectus dated May 1, 1997 for NASL Variable Life Account (the "Account"), a separate account of North American Security Life Insurance Company, contains no changes from the form of prospectus contained in post-effective amendment No. 3 under the Securities Act of 1933 ("1933 Act") to the Account's registration statement on Form S-6 filed with the Securities and Exchange Commission on April 29, 1997 via EDGAR.

         If you have any questions, please call the undersigned at 617-854-8628.

Sincerely,

Betsy Anne Seel

Betsy Anne Seel
Assistant Secretary